THE MAINSTAY FUNDS

51 Madison Avenue

New York, NY 10010

August 24, 2016

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	The MainStay Funds (“Registrant”)
MainStay Money Market Fund
File Nos. 033-02610 and 811-04550

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated August 16, 2016 to the Summary Prospectuses and Prospectus for the MainStay Money Market Fund (Accession Number 0001144204-16-119721). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 685-6221.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary